Capital adequacy and liquidity situation - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 23,066	kr 22,599
Regulatory adjustments to Common Equity Tier 1 capital	(276)	(277)
Total Common Equity Tier-1 capital	22,790	22,322
Own funds	22,790	22,322
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	18,382	17,403
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	240	234
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	454	972
Additional value adjustments due to prudent valuation
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(91)	(85)
Intangible assets
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(26)	(34)
Fair value reserves related to gains or losses on cash flow hedges
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	34	47
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	26	28
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(164)	(221)
Insufficient coverage for non-performing exposures
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	kr (55)	kr (12)